CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS	12 Months Ended
Dec. 31, 2020
Disclosure of critical accounting estimates and judgments [Abstract]
CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
NOTE 3 - CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS

The preparation of consolidated financial statements under IFRS requires the Company to make estimates and judgments that affect the application of policies and reported amounts. Estimates and judgments are continually evaluated and are based on historical experience and other factors including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from these estimates.

Included in this note are accounting policies and/or estimates that cover areas for which the Directors and Management require judgments and/or assumptions that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities in the future. These policies together with references to the related notes to the financial statements, which include further commentary on the nature of the estimates and judgments made, can be found below:

Funding transactions with related parties:
The fair values of the funding transactions with related parties, the reserve relating to the funding transactions with related parties and the related interest expenses are recorded based on discounted cash flow of the anticipated repayments, calculated using a market interest rate determined by a reputable appraiser. For further details, see Note 6.

Capitalization of development costs:
Costs relating to internally generated intangible assets are capitalized if the criteria for recognition as assets are met. The initial capitalization of costs is based on Management’s judgment that technological and economic feasibility criteria are met. In making this judgment, Management considers the progress made in each development project and its latest forecasts for each project.

Share based payments/compensation:
The compensation expenses of stock options are vested over service periods, but exercisable only upon consummation of certain events as provided in the letter of grants. Stock based compensation expenses were recorded based on the fair values of the options, using the Black-Scholes model assumptions as well as the likelihood of the fulfillment of such events at the respective grant dates. For further details see Note 10.